Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23.    SUBSEQUENT EVENTS

On March 20, 2023, HEYSEN PTE. LTD., wholly-owned subsidiary of the Company was registered in Singapore with the registration capital 10,000 Singapore Dollars, which has not been paid as of the date of this report.

In March 2023, Zhongtan Industrial Operation, wholly-owned subsidiary of the Company, paid RMB 80 million (USD $11.6 million) to Yangtze River Delta Energy Storage Technology Industrial Group (Jiaxing) Co., Ltd. as registration capital.

On March 28, 2023, the Company has entered into an investment cooperation agreement with MAY Co., Ltd (“May”), the only 4K and 8K Liquid Crystal On Silicon (“LCOS”) panel manufacturer and producer in Korea, and the controlling one primary shareholders of May, to facilitate the acquisition and restructuring, and work together to form a Micro-display project company in the mainland of China to develop the foster independent intellectual property development, research and development, manufacturing and marketing of LCOS micro-display project chips modules and terminal devices projects within the Chinese market, while advancing the industrialization of pertinent leading technologies in the field.

On February 17, 2023, Future New Energy Battery entered to the Purchase Agreement of the Land’s Use of the Right with Jiaxing Government to purchase the 50-year land’s use of the right of 114,287 square meters at a price of approximately RMB 288 per square meter. On March 7, 2023, Future New Energy Battery obtained the Certificate of Real Estate Rights of the People’s Republic of China. According to the service agreement* dated on December 2, 2022 between Zhongtan Future Industrial Operation, a wholly-owned subsidiary of the Company, and Future New Energy Battery, the Company recognized RMB4,839,300 in March 2023 as the revenue from industrial consulting management services. (* Whole-process Engineering Consulting Management and Pre-Project Services Agreement of Jiaxing Storage Battery Intelligent Manufacturing Headquarters Base-Phase I Project)

In accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the condensed financial statements.